Movement in Capitalised Exploratory Well Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Increase (Decrease) in Capitalized Exploratory Well Costs that are Pending Determination of Proved Reserves [Roll Forward]
At the beginning of the year	$ 668	$ 770	$ 484
Additions to capitalised exploratory well costs pending the determination of proved reserves	186	258	304
Capitalised exploratory well costs charged to expense	(62)	(69)	(18)
Capitalised exploratory well costs reclassified to wells, equipment, and facilities based on the determination of proved reserves	2	(155)
Other		(136)
At the end of the year	$ 794	$ 668	$ 770